U.S. Bancorp (Parent Company) - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Other income	$ 641	$ 758	$ 273
Total net revenue	27,455	28,144	24,302
Expense
Interest expense	15,377	12,611	3,217
Other expense	1,480	2,211	1,398
Income before income taxes	7,909	6,865	7,301
Applicable income taxes	1,580	1,407	1,463
Net income (loss) attributable to U.S. Bancorp	6,299	5,429	5,825
Parent Company
Income
Interest from subsidiaries	1,224	606	119
Other income	24	51	31
Total net revenue	6,059	5,537	5,005
Expense
Interest expense	1,663	1,336	505
Other expense	178	137	162
Total expense	1,841	1,473	667
Income before income taxes	4,218	4,064	4,338
Applicable income taxes	(95)	(170)	(138)
Income of parent company	4,313	4,234	4,476
Equity in undistributed income of subsidiaries	1,986	1,195	1,349
Net income (loss) attributable to U.S. Bancorp	6,299	5,429	5,825
Parent Company | Bank subsidiaries
Income
Dividends from subsidiaries	4,800	4,869	4,750
Parent Company | Nonbank subsidiaries
Income
Dividends from subsidiaries	$ 11	$ 11	$ 105